Consolidated Statements of Cash Flows (Parenthetical) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Consolidated Statements of Cash Flows
Net cash flows from investing activities - discontinued operations.	€ 815
Total Income Taxes Paid Refund	€ 2,973